ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other payables [abstract]
Schedule of accounts payable and accrued liabilities

	December 31, 2019	December 31, 2018
Trade payables	$33,579	$15,896
Accrued liabilities (1)	54,911	43,596
Income taxes payable	12,767	8,463
Royalties payable	3,528	4,542
Moratorium liability (note 16)	3,537	4,570
Derivative liabilities	—	2,798
Accrued interest on convertible notes (note 14(a))	2,803	3,178
	$111,125	$83,043

(1)Accrued liabilities includes $446,000 recognized for lease liabilities under IFRS 16.